Discontinued Operations - Assets Held-for-sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intangible lease assets, less accumulated amortization of $0 and $85 as of December 31, 2012 and 2011, respectively	$ 0	$ 94
Total other assets held for sale, net	5,227	1,923
Enclave Parkway 1200 and Durham Avenue 1111 Buildings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale, net	33,970	29,315
Accumulated amortization on intangible lease assets	0	85
Straight-line rent	2,189	243
Deferred lease costs, less accumulated amortization of $207 and $1,788 as of December 31, 2012 and 2011, respectively	3,038	1,680
Total other assets held for sale, net	5,227	1,923
Accumulated amortization on deferred lease costs	207	1,788
Land [Member] | Enclave Parkway 1200 and Durham Avenue 1111 Buildings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale, net	7,188	7,188
Building and building improvements [Member] | Enclave Parkway 1200 and Durham Avenue 1111 Buildings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale, net	26,782	21,931
Accumulated depreciation (building improvements)	9,327	7,774
Construction in Progress [Member] | Enclave Parkway 1200 and Durham Avenue 1111 Buildings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale, net	$ 0	$ 102